Financing for major subsidiaries (Details) ¥ in Millions, $ in Millions, $ in Millions	Apr. 01, 2022 HKD ($)	Apr. 01, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
JD Logistics
Ownership percentage, on a fully-diluted (as a percentage)					63.56%
Issuance non controlling interest					¥ 2,221
Additional Paid in Capital, Preferred Stock					¥ 295
JD Logistics | JDL Placement
Sale of stock net consideration received on the transaction | $	$ 3,102
JD Logistics | JD Subscription
Sale of stock net consideration received on the transaction | $		$ 692
Series B Preferred Shares | JD Industry
Total amount received by issuance of the non-redeemable preferred preference shares | $			$ 210
Issuance non controlling interest				¥ 431
Additional Paid in Capital, Preferred Stock				¥ 1,031
Series B Preferred Shares | JD Property
Total amount received by issuance of the non-redeemable preferred preference shares | $						$ 803
Issuance non controlling interest							¥ 3,900
Additional Paid in Capital, Preferred Stock							¥ 1,400